UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		83 Months Ended	89 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES :
Net loss	$ (40,646)	$ (666)	$ (169,061)	$ (18,620)	$ (196,471)	$ (237,116)
Adjustments to reconcile net loss to net cash used in operating activities:
Operating expenses incurred by related parties on behalf of the Company				20,507	28,056	28,056
Changes in operating assets and liabilities:
Other current assets	3,601	(194)	273	(3,170)	(3,601)
Accounts payable and accrued liabilities	14,751	(116)	163,057	1,045	165,712	180,462
Net cash used in operating activities	(22,294)	(976)	(5,731)	(238)	(6,304)	(28,598)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash acquired on acquisition	82					82
Proceeds from issuance of convertible note payable			20,102		20,102	20,102
(Repayment of) proceeds from related party loans	(3,689)	718	(11,553)		(11,553)	(15,242)
Proceeds from advances from others	12,180					12,180
Capital contribution	6,041				101	6,142
Net cash provided by financing activities	14,614	718	8,549		8,650	23,264
Effect of foreign exchange gain (loss)	7,692	291	(2,451)	295	(1,922)	5,770
Net increase in cash and cash equivalents	12	33	367	57	424	436
Cash and cash equivalents at beginning of period	424	57	57
Cash and cash equivalents at end of period	436	90	424	57	424	436
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid during the period for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Property and equipment purchased through loans from related parties		522		50,833	50,833	51,876
Intangible assets purchased through loans from related parties	453	626	1,043	12,095	13,138	13,591
Recapitalization effect	9,180		4,317		4,317	9,180
Sale of property and equipment to related party	$ 5,334					$ 5,334